Unearned Revenue/Accrued Revenue, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Current liability	$ 2,040	$ 1,956
Total Unearned Revenue	2,040	1,956
Accrued Revenue [Abstract]
Resulting from revenue earned prior to cash being received - Current asset	166	87
Resulting from varying charter rates - Non Current asset	929	918
Total Accrued Revenue	1,095	1,005
Cash received in advance of service provided
Deferred Revenue Arrangement [Line Items]
Current liability	2,029	1,956
Deferred revenue resulting from varying charter rates
Deferred Revenue Arrangement [Line Items]
Current liability	$ 11	$ 0